PLAN TERMINATION	12 Months Ended
Dec. 31, 2025
Abbott Laboratories Stock Retirement Plan
PLAN TERMINATION
PLAN TERMINATION

NOTE E - PLAN TERMINATION

The Plan may be terminated at any time by Abbott upon written notice to the Trustee and Committee. All participants’ account balances would become fully vested upon Plan termination. Upon termination of the Plan, distributions of each participant’s share in the Trust, as determined by the terms of the Plan, would be made to each participant. At the present time, Abbott has no intention of terminating the Plan.

Abbott Laboratories Stock Retirement Plan (Puerto Rico)
PLAN TERMINATION
PLAN TERMINATION

NOTE E - PLAN TERMINATION

The Plan may be terminated at any time by Abbott upon written notice to the Trustee and Committee. All participants’ account balances would become fully vested upon Plan termination. Upon termination of the Plan, distributions of each participant’s share in the trust, as determined by the terms of the Plan, would be made to each participant. At the present time, Abbott has no intention of terminating the Plan.